Fees Summary	Apr. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 946,000
Previously Paid Amount	0.00
Total Fee Amount	144.83
Total Offset Amount	0.00
Net Fee	144.83
Narrative - Max Aggregate Offering Price	$ 946,000
Final Prospectus	true